Subsequent Events (Details) - Forecast [Member] - USD ($)	Oct. 15, 2024	Sep. 23, 2024	Sep. 13, 2024
Subsequent Events [Line Items]
Price per share (in Dollars per share)	$ 4
Gross proceeds	$ 1,050,000
Sale of an additional shares (in Shares)	262,500
Mr. Wai Hong Lao [Member]
Subsequent Events [Line Items]
Discretionary bonuses paid		$ 250,000
Mr. Yiu Kong Kenneth [Member]
Subsequent Events [Line Items]
Discretionary bonuses paid		250,000
Mr. Wai Cheung Yeung [Member]
Subsequent Events [Line Items]
Discretionary bonuses paid		$ 250,000
IPO [Member]
Subsequent Events [Line Items]
Issuance of ordinary shares (in Shares)			1,750,000
Price per share (in Dollars per share)			$ 4
Gross proceeds	$ 7,000,000		$ 7,000,000